Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
In preparing the Consolidated Financial Statements, the Company has evaluated events and transactions occurring after December 31, 2013 for recognition or disclosure purposes. Based on this evaluation, from December 31, 2013 through to the date the financial statements were issued, the following events have been identified:

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On January 15, 2014, the Company completed a cash tender offer (the “Tender Offer”) pursuant to which the Company purchased 55.1% of the securities (the “Notes”) listed in the table below for an aggregate principal amount of $57.7 million. The offer was made pursuant to requirements set forth in the indenture governing the Notes (the "Indenture"), which provided that holders of the Notes had the right to require the Company to repurchase such Notes from holders for cash on January 15, 2014 (the "Payment Date").

Title of Security	Principal Amount Outstanding	Principal Amount Validly Tendered
7.97% Senior Unsecured Notes due August 14, 2026	$10,000	$7,138
7.65% Senior Unsecured Notes due November 2, 2026	25,000	15,362
7.68% Senior Unsecured Notes due November 2, 2026	10,000	10,000
7.68% Senior Unsecured Notes due November 2, 2026	9,602	4,467
6.90% Senior Unsecured Notes due February 15, 2028	25,000	14,356
6.90% Senior Unsecured Notes due February 15, 2028	25,000	6,327
	$104,602	$57,650

The outstanding principal balance of the Notes was $104.6 million prior to the completion of the Tender Offer. The remaining outstanding balance of these notes will be repaid during 2026 and 2028. Holders who validly tendered their Notes on or prior to midnight, New York City time, on Tuesday, January 14, 2014 (the “Expiration Date”) were eligible to receive $1,000.00 per $1,000.00 principal amount of Notes (the “Tender Consideration”). Holders of the Notes who validly tendered their Notes before the Expiration Date also received accrued and unpaid interest on their Notes purchased pursuant to the Tender Offer from the last interest payment date to, but not including the payment date for the Notes purchased in the Tender Offer. The Notes purchased pursuant to the Tender Offer were cancelled and retired. Proceeds from the Unsecured Credit Facility were used to pay the bondholders under the Tender Offer.

In addition, pursuant to the Indenture, the covenant contained in the Indenture restricting the Company or any subsidiary of the Company from selling or transferring any real property (or any equity interest in an entity whose principal asset is real property) or the right to receive income or profits from such real property to any affiliate of the Company that is not a subsidiary thereof or to any entity that owns an equity interest in the Company expired and lapsed on January 15, 2014. See Note 1 - Initial Public Offering and IPO Property Transfers” for discussion of the transfer of Non-Core Properties to the pre-IPO owners of BPG on January 15, 2014.

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On March 11, 2014, the Board of Directors approved grants of 625,750 restricted stock awards to certain employees of the Company.  The awards were granted with certain performance, market and service conditions.  The fair value of the awards granted with market conditions will be recognized over the term of the award and the awards granted with performance conditions will be recognized as the applicable performance and service conditions are met.  Under the terms of the awards, the holder can earn up to a maximum of 150% of the award based on the actual results of the performance and market conditions.